OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER RESERVES (Tables) [Line Items]
Schedule of Merger Reserve	Movements in other reserves were as follows:

	2020	2019	2018
	£m	£m	£m
Merger reserve
At 1 January	7,763	7,766	7,766
Redemption of preference shares (note 39)	—	(3)	—
At 31 December	7,763	7,763	7,766

Schedule of Capital Redemption Reserve

	2020	2019	2018
	£m	£m	£m
Capital redemption reserve
At 1 January	4,462	4,273	4,115
Shares cancelled under share buyback programmes	—	189	158
At 31 December	4,462	4,462	4,273

Cash flow hedging reserve
OTHER RESERVES (Tables) [Line Items]
Schedule of Cash Flow Hedging and Foreign Currency Translation Reserve

	2020	2019	2018
	£m	£m	£m
Cash flow hedging reserve
At 1 January	1,504	1,051	1,405
Change in fair value of hedging derivatives	730	1,209	234
Deferred tax	(244)	(303)	(69)
	486	906	165
Income statement transfers	(496)	(608)	(701)
Deferred tax	135	155	182
	(361)	(453)	(519)
At 31 December	1,629	1,504	1,051

Other reserves
OTHER RESERVES (Tables) [Line Items]
Schedule of Other Reserves

	2020	2019	2018
	£m	£m	£m
Other reserves comprise:
Merger reserve	7,763	7,763	7,766
Capital redemption reserve	4,462	4,462	4,273
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	99	123	279
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	(47)	19	5
Cash flow hedging reserve	1,629	1,504	1,051
Foreign currency translation reserve	(159)	(176)	(164)
At 31 December	13,747	13,695	13,210